Risk information - Net exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Sub-classifications of financial information
Carrying amount of financial assets	kr 359,484	kr 357,401
Cash collateral under the security agreements for derivative contracts	3,201	11,098
Cash and cash equivalents
Sub-classifications of financial information
Carrying amount of financial assets	5,219	3,482
Treasuries/government bonds
Sub-classifications of financial information
Carrying amount of financial assets	4,150	11,525
Other interest-bearing securities except loans
Sub-classifications of financial information
Carrying amount of financial assets	52,843	41,561
Loans in the form of interest-bearing securities
Sub-classifications of financial information
Carrying amount of financial assets	48,726	51,227
Loans to credit institutions
Sub-classifications of financial information
Carrying amount of financial assets	13,529	19,009
Loans to the public
Sub-classifications of financial information
Carrying amount of financial assets	224,354	224,165
Derivatives
Sub-classifications of financial information
Carrying amount of financial assets	10,643	6,432
Shares
Sub-classifications of financial information
Carrying amount of financial assets	20
Credit risk
Sub-classifications of financial information
Net exposure	420,500	413,200
Adjustment to carrying amount from exposure	5,500	6,900
Carrying amount	426,000	420,100
Credit risk | Central governments
Sub-classifications of financial information
Net exposure	197,600	205,900
Credit risk | Regional governments
Sub-classifications of financial information
Net exposure	18,700	12,600
Credit risk | Multilateral development banks
Sub-classifications of financial information
Net exposure	7,000	5,000
Credit risk | Public sector entity
Sub-classifications of financial information
Net exposure	1,000
Credit risk | Financial institutions
Sub-classifications of financial information
Net exposure	34,100	33,300
Credit risk | Corporates
Sub-classifications of financial information
Net exposure	162,100	156,400
Credit risk | Financial assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	5,700	7,000
Carrying amount of financial assets	359,700	357,700
Credit risk | Financial assets | Central governments
Sub-classifications of financial information
Net exposure	148,300	159,100
Credit risk | Financial assets | Regional governments
Sub-classifications of financial information
Net exposure	18,100	11,900
Credit risk | Financial assets | Multilateral development banks
Sub-classifications of financial information
Net exposure	7,000	5,000
Credit risk | Financial assets | Public sector entity
Sub-classifications of financial information
Net exposure	1,000
Credit risk | Financial assets | Financial institutions
Sub-classifications of financial information
Net exposure	33,900	32,900
Credit risk | Financial assets | Corporates
Sub-classifications of financial information
Net exposure	145,700	141,800
Credit risk | Cash and cash equivalents
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0	(800)
Carrying amount of financial assets	5,200	3,500
Credit risk | Cash and cash equivalents | Central governments
Sub-classifications of financial information
Net exposure	1,000	1,800
Credit risk | Cash and cash equivalents | Financial institutions
Sub-classifications of financial information
Net exposure	4,200	2,500
Credit risk | Cash and cash equivalents | Corporates
Sub-classifications of financial information
Net exposure	0	0
Credit risk | Treasuries/government bonds
Sub-classifications of financial information
Adjustment to carrying amount from exposure	100	0
Carrying amount of financial assets	4,200	11,500
Credit risk | Treasuries/government bonds | Central governments
Sub-classifications of financial information
Net exposure	4,100	11,500
Credit risk | Other interest-bearing securities except loans
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	(100)
Carrying amount of financial assets	52,800	41,600
Credit risk | Other interest-bearing securities except loans | Central governments
Sub-classifications of financial information
Net exposure	13,200	14,100
Credit risk | Other interest-bearing securities except loans | Regional governments
Sub-classifications of financial information
Net exposure	16,600	10,100
Credit risk | Other interest-bearing securities except loans | Multilateral development banks
Sub-classifications of financial information
Net exposure	6,300	4,000
Credit risk | Other interest-bearing securities except loans | Public sector entity
Sub-classifications of financial information
Net exposure	1,000
Credit risk | Other interest-bearing securities except loans | Financial institutions
Sub-classifications of financial information
Net exposure	15,200	13,500
Credit risk | Other interest-bearing securities except loans | Corporates
Sub-classifications of financial information
Net exposure	600
Credit risk | Loans in the form of interest-bearing securities
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(300)	(800)
Carrying amount of financial assets	48,700	51,200
Credit risk | Loans in the form of interest-bearing securities | Central governments
Sub-classifications of financial information
Net exposure	600	3,100
Credit risk | Loans in the form of interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	48,400	48,900
Credit risk | Loans to credit institutions
Sub-classifications of financial information
Adjustment to carrying amount from exposure	3,100	11,000
Carrying amount of financial assets	13,500	19,000
Cash collateral under the security agreements for derivative contracts	3,200	11,100
Credit risk | Loans to credit institutions | Central governments
Sub-classifications of financial information
Net exposure	4,800	2,500
Credit risk | Loans to credit institutions | Regional governments
Sub-classifications of financial information
Net exposure	500	1,000
Credit risk | Loans to credit institutions | Financial institutions
Sub-classifications of financial information
Net exposure	4,200	3,200
Credit risk | Loans to credit institutions | Corporates
Sub-classifications of financial information
Net exposure	900	1,300
Credit risk | Loans to the public
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(1,900)	(1,700)
Carrying amount of financial assets	224,400	224,200
Credit risk | Loans to the public | Central governments
Sub-classifications of financial information
Net exposure	124,400	125,900
Credit risk | Loans to the public | Regional governments
Sub-classifications of financial information
Net exposure	1,000	800
Credit risk | Loans to the public | Multilateral development banks
Sub-classifications of financial information
Net exposure	700	1,000
Credit risk | Loans to the public | Financial institutions
Sub-classifications of financial information
Net exposure	4,400	6,600
Credit risk | Loans to the public | Corporates
Sub-classifications of financial information
Net exposure	95,800	91,600
Credit risk | Derivatives
Sub-classifications of financial information
Adjustment to carrying amount from exposure	4,700	(700)
Carrying amount of financial assets	10,600	6,400
Credit risk | Derivatives | Financial institutions
Sub-classifications of financial information
Net exposure	5,900	7,100
Credit risk | Derivatives | Corporates
Sub-classifications of financial information
Net exposure	0	0
Credit risk | Shares
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0
Carrying amount of financial assets	0
Credit risk | Shares | Corporates
Sub-classifications of financial information
Net exposure	0
Credit risk | Other assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	100	100
Carrying amount of financial assets	300	300
Credit risk | Other assets | Central governments
Sub-classifications of financial information
Net exposure	200	200
Credit risk | Contingent liabilities and commitments
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(200)	(100)
Contingent liabilities and commitments	66,300	62,400
Credit risk | Contingent liabilities and commitments | Central governments
Sub-classifications of financial information
Net exposure	49,300	46,800
Credit risk | Contingent liabilities and commitments | Regional governments
Sub-classifications of financial information
Net exposure	600	700
Credit risk | Contingent liabilities and commitments | Multilateral development banks
Sub-classifications of financial information
Net exposure		0
Credit risk | Contingent liabilities and commitments | Financial institutions
Sub-classifications of financial information
Net exposure	200	400
Credit risk | Contingent liabilities and commitments | Corporates
Sub-classifications of financial information
Net exposure	kr 16,400	kr 14,600